Schedule of disaggregation revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Product Information [Line Items]
Total	$ 122,799	$ 124,737	$ 113,541
Auto Parts And Auto Accessories Sales [Member]
Product Information [Line Items]
Total	121,872	68,560	36,847
New Car Sales [Member]
Product Information [Line Items]
Total	927	55,817	73,697
Automotive Insurance Related Services [Member]
Product Information [Line Items]
Total		$ 360	$ 2,997